AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON July 10, 2025

1933 Act Registration File No.: 333-264478
1940 Act File No.: 811-23793

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 379	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 382	☒

TIDAL TRUST II
(Exact Name of Registrant as Specified in Charter)

c/o Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Domenick Pugliese Sullivan & Worcester LLP 1251 Avenue of the Americas, 19th Floor New York, NY 10020

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 31, 2025, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 315 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on February 19, 2025, and pursuant to Rule 485(a)(2) would have become effective on May 5, 2025.

Post-Effective Amendment No. 347 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 19, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 350 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 27, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 354 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 3, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 357 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 10, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 362 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 17, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 365 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 24, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 368 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 1, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 374 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 11, 2025, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 379 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 31, 2025, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 379 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 379 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 379 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on July 10, 2025.

Tidal Trust II

By:	/s/ Eric W. Falkeis
Eric W. Falkeis
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 379 to its Registration Statement has been signed below by the following persons in the capacities indicated on July 10, 2025.

Signature	Title

/s/ Eric W. Falkeis	Principal Executive Officer
Eric W. Falkeis

/s/ Dave Norris*	Trustee
David Norris

/s/ Michelle McDonough*	Trustee
Michelle McDonough

/s/ Javier Marquina*	Trustee
Javier Marquina

/s/ Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney in Fact
By Power of Attorney